Employee benefit obligations - Amounts recognized in consolidated statement of comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee benefit obligations
Actuarial (loss)/gain for the year on pension benefits	$ (68)	$ (102)	$ 15
Discontinued operations
Employee benefit obligations
Actuarial (loss)/gain for the year on pension benefits		(38)	(4)
Aggregate continuing and discontinued operations
Employee benefit obligations
Actuarial (loss)/gain for the year on pension benefits	(68)	(140)	11
Defined benefit plan
Employee benefit obligations
Actuarial gain/(loss) arising from changes in demographic assumptions	38	(4)	18
Actuarial (loss)/gain arising from changes in financial assumptions	(250)	(272)	116
Actuarial gain/(loss) arising from changes in experience	9	(23)	19
Re-measurements of defined benefit obligations	(203)	(299)	153
Actual return/(loss) less expected return on plan assets	147	203	(144)
Actuarial (loss)/gain for the year on pension benefits	(56)	(96)	9
Gain (loss) on plan assets	191	(271)	96
Other employee benefit obligations
Employee benefit obligations
Actuarial (loss)/gain for the year on pension benefits	$ (12)	$ (6)	$ 6